WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Municipal Bonds - 77.2%
Education - 6.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$798,619
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	98,862
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	98,974
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	108,701
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	98,432
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	333,666
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	303,868	(a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	421,287
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	522,899
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	4.000%	7/1/40	2,000,000	1,966,652
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,811,374
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,124,424
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	954,265

Total Education				9,642,023

Health Care - 4.7%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	750,000	807,179
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	438,165
New York State Dormitory Authority Revenue, Northwell Health Obligated Group, Series B-3	5.000%	5/1/26	5,000,000	5,181,374	(b)(c)
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/32	1,000,000	1,013,059

Total Health Care				7,439,777

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 2.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	$500,000	$503,266	(a)(d)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	1,000,000	1,079,293
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project 2021, Refunding	3.000%	8/1/31	600,000	535,572	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	517,793	(d)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,219,388	(a)

Total Industrial Revenue				3,855,312

Leasing - 1.4%
New York State Dormitory Authority Revenue, Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	1,995,000	2,221,348

Local General Obligation - 5.9%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	5,250,000	5,741,074
New York City, NY, GO, Subseries B-1	5.250%	10/1/43	1,500,000	1,668,955
Suffolk County, NY, GO, Series A, Refunding	5.000%	6/15/34	1,720,000	1,998,827

Total Local General Obligation				9,408,856

Power - 3.1%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	1,750,000	1,693,477	(b)(c)
Series B, Refunding	0.850%	9/1/25	2,500,000	2,319,984	(b)(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	215,000	149,963	*(e)
Series A	5.050%	7/1/42	70,000	48,825	*(e)
Series DDD, Refunding	-	7/1/21	370,000	252,062	*(f)
Series TT	5.000%	7/1/37	450,000	313,875	*(e)
Series XX	5.250%	7/1/40	215,000	151,038	*(e)
Series ZZ, Refunding	-	7/1/18	100,000	68,375	*(f)

Total Power				4,997,599

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 3.4%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	$600,000	$613,395	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,022,324	(g)
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	408,930	(g)
New York State Dormitory Authority Revenue:
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	5,000	5,576	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	255,417	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	510,834	(g)
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	510,834	(g)
Western Nassau County, NY, Water Authority, Water System Revenue:
Series A	5.000%	4/1/31	250,000	259,297	(g)
Series A	5.000%	4/1/32	700,000	726,030	(g)
Series A	5.000%	4/1/34	1,040,000	1,078,674	(g)

Total Pre-Refunded/Escrowed to Maturity				5,391,311

Solid Waste/Resource Recovery - 1.0%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	625,000	609,197	(d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,010,598	(d)

Total Solid Waste/Resource Recovery				1,619,795

Special Tax Obligation - 14.1%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,194,951
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	2,718,724
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	3,515,000	3,750,823
Group C, Series A	5.000%	3/15/42	3,060,000	3,206,790
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series D, Refunding	5.000%	2/15/41	4,000,000	4,296,555

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Transportation, Series A	5.000%	3/15/23	$500,000	$500,359
Transportation, Series A	5.000%	3/15/25	1,000,000	1,001,199
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	210,000	172,141
Restructured, Series A-1	4.550%	7/1/40	40,000	37,355
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,434,211
Restructured, Series A-2	4.329%	7/1/40	70,000	63,609
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,186,017
Triborough Bridge & Tunnel Authority, NY, Revenue, Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,071,246

Total Special Tax Obligation				22,633,980

State General Obligation - 0.6%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,127	2,935
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	6,891
Restructured, Series A-1	5.250%	7/1/23	5,248	5,263
Restructured, Series A-1	5.375%	7/1/25	10,466	10,626
Restructured, Series A-1	5.625%	7/1/27	10,372	10,715
Restructured, Series A-1	5.625%	7/1/29	10,203	10,646
Restructured, Series A-1	5.750%	7/1/31	9,910	10,431
Restructured, Series A-1	4.000%	7/1/33	9,398	8,421
Restructured, Series A-1	4.000%	7/1/35	228,447	200,097
Restructured, Series A-1	4.000%	7/1/37	685,000	585,822
Restructured, Series A-1	4.000%	7/1/41	104,857	86,619
Restructured, Series A-1	4.000%	7/1/46	10,251	8,163
Subseries CW	0.000%	11/1/43	44,382	19,140	(c)

Total State General Obligation				965,769

Transportation - 28.9%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,350,460
MTA, NY, Transportation Revenue: Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,044,921
Green Bonds, Series C-1, Refunding	5.000%	11/15/24	370,000	378,844
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,017,783
Series A-2	5.000%	5/15/30	1,250,000	1,325,723	(b)(c)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,014,349

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	$725,000	$674,590
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	1,922,883
Series L, Refunding	5.000%	1/1/32	1,250,000	1,371,434
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,238,525	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,260,324	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A	5.000%	12/1/25	1,120,000	1,152,150	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,500,000	2,643,535
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	2,000,000	2,043,049	(d)
Consolidated Series 185	5.000%	9/1/26	5,935,000	6,054,047	(d)
Consolidated Series 193, Refunding	5.000%	10/15/30	8,000,000	8,197,663	(d)
Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,335,823	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	70,000	43,750
Restructured, Series A	5.000%	7/1/62	80,000	74,200
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,000,000	3,196,689

Total Transportation				46,340,742

Water & Sewer - 5.7%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	935,243
Series A, Refunding	5.000%	7/1/27	1,000,000	1,038,702
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	2,500,000	2,577,745

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	$1,250,000	$1,256,647
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,508,061
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	482,902	(a)
Western Nassau County, NY, Water Authority, Water System Revenue:
Green Bonds, Series A	4.000%	4/1/41	450,000	430,020
Green Bonds, Series A	4.000%	4/1/46	1,000,000	925,712

Total Water & Sewer				9,155,032

TOTAL MUNICIPAL BONDS (Cost - $127,875,840)				123,671,544

Municipal Bonds Deposited in Tender Option Bond Trust (h) - 1.0%
Water&Sewer - 1.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding (Cost - $1,518,513)	5.000%	6/15/47	1,435,000	1,548,639

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,394,353)				125,220,183

SHORT-TERM INVESTMENTS - 21.7%
MUNICIPAL BONDS - 21.7%
Education - 0.9%
New York State Dormitory Authority Revenue:
Cornell University, Series B, SPA - Bank of New York Mellon	3.320%	7/1/33	900,000	900,000	(i)(j)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	3.400%	7/1/32	600,000	600,000	(i)(j)

Total Education				1,500,000

General Obligations - 7.0%
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	2.450%	8/1/40	4,300,000	4,300,000	(i)(j)
Subseries E-5, LOC - TD Bank N.A.	2.450%	3/1/48	1,075,000	1,075,000	(i)(j)
Subseries I-4, Refunding, LOC - TD Bank N.A.	2.450%	4/1/36	5,900,000	5,900,000	(i)(j)

Total General Obligations				11,275,000

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - 1.4%
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	3.500%	4/1/39	$700,000	$700,000	(d)(i)(j)
MHF Revenue, The Dorado Apartments, Series
A, LOC - Citibank N.A.	3.140%	6/1/40	1,000,000	1,000,000	(d)(i)(j)
New York State HFA Revenue, East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	3.400%	11/15/31	500,000	500,000	(d)(i)(j)

Total Housing: Multi-Family				2,200,000

Power - 0.1%
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	3.480%	11/1/39	200,000	200,000	(d)(i)(j)

Special Tax Obligation - 1.4%
New York City, NY, TFA Revenue, Future Tax Secured, Subseries A-4, Refunding, SPA - TD Bank N.A.	2.450%	11/1/29	2,300,000	2,300,000	(i)(j)

Transportation - 2.1%
Triborough Bridge & Tunnel Authority, NY, MTA
Bridges and Tunnels Revenue, Subseries B-3,
Refunding, LOC - State Street Bank & Trust Co.	2.600%	1/1/32	3,280,000	3,280,000	(i)(j)

Water&Sewer - 8.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	2.550%	6/15/33	3,850,000	3,850,000	(i)(j)
Second General Resolution Fiscal 2009, Subseries BB-1, Refunding, SPA - UBS Securities LLC	2.550%	6/15/39	200,000	200,000	(i)(j)
Second General Resolution Fiscal 2011, Series DD-1, Refunding, SPA - TD Bank N.A.	2.450%	6/15/43	200,000	200,000	(i)(j)
Second General Resolution Fiscal 2011, Subseries DD-2, SPA - JPMorgan Chase & Co.	2.450%	6/15/43	1,200,000	1,200,000	(i)(j)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	2.450%	6/15/49	5,800,000	5,800,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	2.450%	6/15/48	$1,100,000	$1,100,000	(i)(j)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	2.600%	6/15/48	1,655,000	1,655,000	(i)(j)

Total Water & Sewer				14,005,000

TOTAL SHORT - TERM INVESTMENTS (Cost - $34,760,000)				34,760,000

TOTAL INVESTMENTS - 99.9% (Cost - $164,154,353)				159,980,183
TOB Floating Rate Notes - (0.6)%				(955,000)
Other Assets in Excess of Other Liabilities - 0.7%				1,165,758

TOTAL NET ASSETS - 100.0%				$160,190,941

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of February 28, 2023.

(f)	The maturity principal is currently in default as of February 28, 2023.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

8	Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	February 28, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity New York Municipals Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

10

Notes to Schedule of Investments (unaudited) (cont’d)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$123,671,544	—	$123,671,544
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,548,639	—	1,548,639
Total Long-Term Investments	—	125,220,183	—	125,220,183
Short-Term Investments†	—	34,760,000	—	34,760,000

Total Investments	—	$159,980,183	—	$159,980,183

†	See Schedule of Investments for additional detailed categorizations.

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